LEASES (Details - Components of lease expense)	9 Months Ended
Sep. 30, 2024 USD ($)
Total operating lease expense	$ 3,791
General and Administrative Expense [Member]
Amortization of ROU asset	1,934
Accretion of operating lease liability	$ 1,857